Going Concern - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Profit (loss)	$ 55.9	$ 43.7
Cash flows from (used in) operations	219.0	172.0
Current assets (liabilities)	220.2	$ 113.8
Retained profit	$ 311.0		$ 286.0